NON-CASH TRANSACTIONS 07/31/17 (Details Narrative) - Pursuant To Promissory Notes [Member] - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017
Shares Issued, Shares	55,771	269,359	1,487,860
Shares Issued, Fair Value	$ 18,750	$ 58,144	$ 353,408
Warrants, Shares	55,771	269,359	1,487,860
Warrants, Fair Value	$ 4,195	$ 27,750	$ 176,493